Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingencies [Abstract]
Schedule of Milestone Payments	On December 31, 2023, prepaid expense and other current assets – current amounted to $5,000 and prepaid expense – non-current amounted to $55,625 as reflected in the unaudited consolidated balance sheets.
Milestone	Payment
Filing of an Investigational New Drug (or any foreign equivalent) for a Licensed Product	$50,000
Dosing of first patient in a Phase 1 Clinical Trial of a Licensed Product	$100,000
Dosing of first patient in a Phase 2 Clinical Trial of a Licensed Product	$250,000
Receipt of New Drug Application (“NDA”) (or foreign equivalent) approval for a Licensed Product	$500,000
Achievement of First Commercial Sale of Licensed Product	$1,000,000
On December 31, 2022, prepaid expense and other current assets – current amounted to $5,000 and prepaid expense – non-current amounted to $60,625 as reflected in the consolidated balance sheets.
Milestone	Payment
Filing of an Investigational New Drug (or any foreign equivalent) for a Licensed Product	$50,000
Dosing of first patient in a Phase 1 Clinical Trial of a Licensed Product	$100,000
Dosing of first patient in a Phase 2 Clinical Trial of a Licensed Product	$250,000
Receipt of New Drug Application (“NDA”) (or foreign equivalent) approval for a Licensed Product	$500,000
Achievement of First Commercial Sale of Licensed Product	$1,000,000

Schedule of Minimum Annual Royalty Payments	minimum annual royalty payments, as follows:
Years	Minimum Annual Royalty
Prior to First Commercial Sale	$	N/A
Year of First Commercial Sale	$	N/A
First calendar year following the First Commercial Sale		$25,000
Second calendar year following the First Commercial Sale		$25,000
Third calendar year following the First Commercial Sale		$100,000
minimum annual royalty payments, as follows:
Years	Minimum Annual Royalty
Prior to First Commercial Sale	$	N/A
Year of First Commercial Sale	$	N/A
First calendar year following the First Commercial Sale		$25,000
Second calendar year following the First Commercial Sale		$25,000
Third calendar year following the First Commercial Sale		$100,000

Schedule of Shall Pay UMB Fees	The Company may exercise the Option by giving UMB written notice within 60 days after it receives notice from UMB of the UMB IP. Pursuant to the July 2021 Sponsored Research Agreement, the Company shall pay UMB the fees below:
	Payment
1	$92,095	Paid upon execution of the July 2021 Sponsored Research Agreement
2	$92,095	Paid six months after the start of project work as outlined in the July 2021 Sponsored Research Agreement
3	$92,095	Upon completion of the project work as outlined in the July 2021 Sponsored Research Agreement
Pursuant to the July 2021 Sponsored Research Agreement, the Company shall pay UMB the fees below:
	Payment
1	$92,095	Paid upon execution of the July 2021 Sponsored Research Agreement
2	$92,095	Paid six months after the start of project work as outlined in the July 2021 Sponsored Research Agreement
3	$92,095	Upon completion of the project work as outlined in the July 2021 Sponsored Research Agreement

Schedule of Future Amounts Due Under Sponsored Study and Research Agreements	On June 30, 2024, future amounts due under sponsored study and research agreements between the Company and vendors is as follows:
Year ended June 30,	Amount
2025	$1,878,928
Total	$1,878,928
On December 31, 2023, future amounts due under sponsored study and research agreements between the Company and vendors is as follows:
Year ended December 31,	Amount
2024	$725,244
Total	$725,244